Financial liabilities - Disclosure of Schedule for the Contractual Flows of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	€ 8,936	€ 2,102	€ 30,748
Financial liabilities – non-current portion	30,957	40,149	13,503
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	4,884	0	20,000
Financial liabilities – non-current portion	15,116	20,000	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	2,144	0	8,700
Financial liabilities – non-current portion	6,556	8,700	0
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	14	15	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	244	532	522
Financial liabilities – non-current portion	131	820	1,352
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	92	90	74
Financial liabilities – non-current portion	154	255	317
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	109	177	177
Financial liabilities – non-current portion	0	110	287
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	31	16	23
Financial liabilities – non-current portion	56	17	30
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	9	9	8
Financial liabilities – non-current portion	9	18	26
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	56	55	55
Financial liabilities – non-current portion	43	99	154
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	1,353	1,210	1,187
Financial liabilities – non-current portion	€ 8,895	€ 10,128	€ 11,338